Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	21. RELATED PARTY TRANSACTIONSStone Point Capital LLCThrough several private transactions occurring from May 2012 to July 2012 and an additional private transaction that closed in May 2018, investment funds managed by Stone Point Capital LLC ("Stone Point") have acquired an aggregate of 1,635,986 of our Voting Ordinary Shares (which constitutes 8.8% of our outstanding Voting Ordinary Shares). On November 6, 2013, we appointed James D. Carey to our Board of Directors. Mr. Carey is the sole member of an entity that is one of four general partners of the entities serving as general partners for Trident, is a member of the investment committees of such general partners, and is a member and senior principal of Stone Point, the manager of the Trident funds.
On November 30, 2020, we completed the sale and recapitalization of StarStone U.S. to Core Specialty in a transaction described in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations".
Pursuant to the terms of a Recapitalization Agreement entered into on August 13, 2020 among us, the Trident V Funds, which are advised by Stone Point, and the Dowling Funds (the "Recapitalization Agreement"), we agreed to exchange a portion of our indirect interest in Northshore, the holding company that owns Atrium and Arden, for all of the Trident V Funds’ indirect interest in StarStone U.S. (the “Exchange Transaction”), which is described in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations."
Our interests in StarStone and Atrium are held through North Bay, which is a joint venture between us, the Trident V Funds and the Dowling Funds. As of December 31, 2020, we had an indirect 59.0% interest in North Bay and the Trident V Funds and the Dowling Funds owned 39.3% and 1.7%, respectively. North Bay owned 100% of StarStone Specialty Holdings Limited ("SSHL"), the holding company for the StarStone group, which included StarStone U.S. and StarStone International. North Bay also owned 92% of Northshore. North Bay also owns the preferred equity of three segregated cells within our wholly-owned subsidiary Fitzwilliam Insurance Limited (the “Fitzwilliam Cells”) that have provided reinsurance to StarStone and are considered part of StarStone International. Following the completion of the sale and recapitalization of StarStone U.S. and the Exchange Transaction, we now own 25.23% of Core Specialty on a fully diluted basis, which owns StarStone U.S., and 13.8% of Northshore, which continues to own Atrium and Arden. The Trident V Funds own 76.3% of Northshore, and the Dowling Funds own 0.4% of Core Specialty and 1.6% of Northshore. The Exchange Transaction had no impact on the ultimate ownership of SSHL, which continues to own StarStone International, with us, the Trident V Funds and the Dowling Funds retaining our and their prior ownership interests in SSHL of 59.0%, 39.3% and 1.7%, respectively.
In connection with the closing of the Exchange Transaction, we entered into amended and restated shareholders’ agreements with the Trident V Funds and the Dowling Funds with respect to our investment in SSHL and Northshore. With respect to SSHL, we have the right to designate three of five members of the SSHL board of directors and the Trident V Funds have the right to designate the other two members. The Trident V Funds also have certain customary rights as a minority shareholder to approve certain material matters and transactions. Each shareholder of SSHL must provide us and the Trident V Funds with a right of first offer to acquire its shares in SSHL if such shareholder wishes to sell them. Each shareholder will also have certain rights to participate in sales of SSHL shares by the other shareholders, and we have certain rights to cause the Trident V Funds and the Dowling Funds to sell their SSHL shares if we wish to sell control of SSHL or the StarStone International business.
Also pursuant to the terms of the shareholders’ agreement for SSHL, at any time after December 31, 2022, the Trident V Funds have the right to cause us to purchase their shares in SSHL at their fair market value, and the Dowling Funds have the right to participate in any such sale transaction initiated by the Trident V Funds. We would be entitled to pay the purchase price for such SSHL shares in cash or in unrestricted ordinary shares of Enstar that are then listed or admitted to trading on a national securities exchange. At any time after March 31, 2023, we will have the right to cause the Trident V Funds and the Dowling Funds to sell their shares in SSHL to us at their fair market value. We would be obligated to pay the purchase price for such SSHL shares in cash.
Pursuant to the terms of the shareholders’ agreement for Northshore, for so long as we own 50% or more of the Northshore shares we held upon the closing of the Exchange Transaction, we have the right to designate one member to the board of directors of Northshore and each of its material subsidiaries. Our shares in Northshore are subject to an 18-month restriction on transfer following the closing of the Exchange Transaction, after which the Trident V Funds have a right of first offer to acquire our shares in Northshore if we wish to sell them. We have certain rights to participate in sales of Northshore shares by the Trident V Funds, and the Trident V Funds have certain rights to cause us to sell our Northshore shares if the Trident V Funds wish to sell control of Northshore or the Atrium business. We, in partnership with StarStone's other shareholders, have previously completed transactions to provide capital support to StarStone in the form of:
(i) a contribution to its contributed surplus account and a loss portfolio transfer, effective October 1, 2018. To fund the transaction, the North Bay shareholders contributed an aggregate amount of $135.0 million to North Bay in proportion to their ownership interests. Trident’s proportionate contribution of $53.1 million was temporarily funded by North Bay and was reimbursed in the first quarter of 2019; and
(ii) a loss portfolio transfer, effective April 1, 2019, for which shareholders agreed to contribute an aggregate amount of $48.0 million.
In addition, Enstar has separately entered into a loss portfolio transfer and adverse development cover with StarStone effective October 1, 2019, whereby StarStone transferred $189.4 million in loss reserves and unearned premium to a wholly-owned Enstar subsidiary in exchange for premium of $189.4 million. Enstar also provided an additional $59.0 million adverse development cover in excess of the $189.4 million.
As of December 31, 2020 and December 31, 2019, the RNCI on our balance sheet relating to these Trident co-investment transactions was $350.2 million and $420.5 million, respectively.
As of December 31, 2020, we had the following additional relationships with Stone Point and its affiliates:
•Investments in funds (carried within other investments) managed by Stone Point, with respect to which we recognized net unrealized gains (losses);
•Investments in registered investment companies affiliated with entities owned by Trident or otherwise affiliated with Stone Point, with respect to which we recognized net unrealized gains (losses) and interest income;
•Separate accounts managed by Eagle Point Credit Management, PRIMA Capital Advisors and SKY Harbor Capital Management, which are affiliates of entities owned by Trident, with respect to which we incurred management fees;
•Investments in funds (carried within other investments) managed by Sound Point Capital, an entity in which Mr. Carey has an indirect minority ownership interest and serves as a director, with respect to which we recognized net unrealized gains (losses);
•Sound Point Capital has acted as collateral manager for certain of our direct investments in CLO debt and equity securities, with respect to which we recognized net unrealized gains (losses) and interest income;
•Marble Point Capital, which is an affiliate of an entity owned by Trident, has acted as collateral manager for certain of our direct investments in CLO debt and equity securities, with respect to which we recognized net unrealized gains (losses) and interest income;
•A separate account managed by Sound Point Capital, with respect to which we incurred management fees in prior periods;
•In the fourth quarter of 2018, we invested $25.0 million in Mitchell TopCo Holdings, the parent company of Mitchell International and Genex Services, as a co-investor alongside certain Trident funds; and
•In the second quarter of 2020, we invested $10.0 million in a 2 year senior secured unrated floating rate term loan facility with an extension option which was arranged and managed by Sound Point Capital. The facility's borrower, Amplify U.S. Inc., is a subsidiary of Evergreen (as defined below) and has used the proceeds to purchase AmTrust's preferred stock. The facility ranks senior to all other claims of the borrower, the purchased preferred stock and cash flows therefrom serve as collateral, and AmTrust has provided an unsecured guarantee for the facility. For further information on our relationships with Evergreen and AmTrust, refer to the AmTrust section below.
The following table presents the amounts included in our consolidated balance sheet related to our related party transactions with Stone Point and its affiliated entities:

	December 31, 2020	December 31, 2019
Short-term investments, AFS, at fair value	$878	$1,431
Fixed maturities, trading, at fair value	196,086	269,131
Fixed maturities, AFS, at fair value	227,397	160,303
Equities, at fair value	103,914	121,794
Other investments, at fair value:
Hedge funds	19,844	18,993
Fixed income funds	210,017	381,449
Private equity funds	37,262	34,858
CLO equities	38,658	32,560
CLO equity funds	166,523	87,509
Private Debt	27,016	16,312
Real estate fund	27,278	18,106
Total investments	1,054,873	1,142,446
Cash and cash equivalents	23,933	54,080
Other assets	403	10
Other liabilities	745	4,710
Net investment	$1,078,464	$1,191,826
The following table presents the amounts included in net earnings related to our related party transactions with Stone Point and its affiliated entities:

	2020	2019	2018
Net investment income	$16,325	$8,733	$7,424
Net realized and unrealized gains (losses)	23,750	26,631	207
Total net earnings	$40,075	$35,364	$7,631
KaylaRe
On December 15, 2016, KaylaRe completed an initial capital raise of $620.0 million. We originally owned 48.2% of KaylaRe's common shares and recorded our investment in KaylaRe using the equity method basis of accounting, pursuant to the conclusion that we were not required to consolidate following an analysis based on the guidance in ASC 810 - Consolidation.
On May 14, 2018, we completed a transaction to acquire all of the outstanding shares and warrants of KaylaRe, following the receipt of all required regulatory approvals. In consideration for the acquired shares and warrants of KaylaRe, we issued an aggregate of 2,007,017 ordinary shares, comprising 1,501,778 voting ordinary shares and 505,239 Series E non-voting ordinary shares to the shareholders of KaylaRe as follows: (i) 1,204,353 voting ordinary shares and 505,239 Series E Shares to a fund managed by Hillhouse Capital Management, Ltd.; (ii) 285,986 voting ordinary shares to Trident; and (iii) 11,439 voting ordinary shares to the minority shareholder. In addition, the Shareholders Agreement between Enstar and the other KaylaRe shareholders was effectively terminated. Effective May 14, 2018 we consolidated KaylaRe into our consolidated financial statements and any balances between KaylaRe and Enstar are now eliminated on consolidation. Refer to Note 3 - "Business Acquisitions" for additional information. Effective September 30, 2019, KaylaRe and KaylaRe Ltd. merged with Cavello Bay Reinsurance Limited, a wholly-owned subsidiary of the Company, with Cavello Bay Reinsurance Limited as the surviving company.
Our consolidated statement of earnings for the year ended December 31, 2018 included the following balances related to transactions between us and KaylaRe and KaylaRe Ltd. up until May 14, 2018, the date of acquisition:

2018
Fee income due to Enstar Limited	$1,453

Transactions under KaylaRe-StarStone QS:
Ceded premium earned	(52,651)
Net incurred losses	31,654
Acquisition costs	18,774

Total net earnings (loss)	$(770)
HillhouseInvestment funds managed by Hillhouse Capital (defined below) collectively own 9.4% of Enstar’s voting ordinary shares. These funds also own non-voting ordinary shares and warrants to purchase additional non-voting ordinary shares, which together with their voting ordinary shares, represent 16.6% economic interest in Enstar. The warrants, which expire in April 2021, permit these funds to acquire 175,901 Series C Non-Voting Ordinary Shares for an exercise price of $115.00 per share, subject to certain adjustments. From February 2017 to February 2021, Jie Liu, a partner of AnglePoint (defined below), served on our Board.
We have made significant direct investments in funds (the "Hillhouse Funds") managed by Hillhouse Capital Management, Ltd. and Hillhouse Capital Advisors, Ltd. (together, "Hillhouse Capital") and AnglePoint Asset Management Ltd., an affiliate of Hillhouse Capital ("AnglePoint"). As of December 31, 2020, the carrying value (i.e., the net asset value) of our direct investment in the InRe Fund, L.P. (the "InRe Fund"), which is managed by AnglePoint, was $2.4 billion (December 31, 2019: $918.6 million). The growth in the fund for the year ended December 31, 2020 was generated by significant unrealized investment gains during the year and an increase in our subscription to the fund of $300.0 million in June 2020.
The InRe Fund qualifies as a variable interest entity and our maximum exposure to loss is the amount of our investment in the fund, as disclosed in the table below. As of December 31, 2020, the InRe Fund's assets were invested (5)% in net short fixed income securities, 20% in North American equities, 67% in international equities and 18% in financing, derivatives and other items. The derivatives in the InRe Fund are used for both hedging and investment purposes. The InRe Fund utilizes prime brokerage borrowing facilities and has also securitized certain letters of credit relating to intragroup reinsurances. We do not provide any financial support to the InRe Fund. Funds that employ leverage through borrowings and derivatives can generate outsized returns but can also experience greater levels of volatility.
As of December 31, 2020 and 2019, our equity method investee, Enhanzed Re, had investments in a fund managed by AnglePoint, as set forth in the table below.
Our consolidated balance sheet as of December 31, 2020 and 2019 included the following balances related to transactions with Hillhouse Capital and AnglePoint (as applicable):

	2020	2019
Investments in funds managed by AnglePoint, held by Enhanzed Re	$851,435	$327,799
Our ownership percentage of Enhanzed Re	47.4%	47.4%
Our share of investments in funds managed by AnglePoint held by Enhanzed Re (through our equity method investment ownership)	$403,580	$155,377

Investment in other funds managed by AnglePoint and Hillhouse:
InRe Fund	$2,365,158	$918,633
Other funds	369,508	232,968
	$2,734,666	$1,151,601
We incurred management and performance fees of $489.0 million, which is deducted from the Hillhouse Funds' reported NAV, for the year ended December 31, 2020 in relation to the investment in funds managed by Hillhouse Capital and AnglePoint as described above. This amount has been revised from $394.0 million disclosed in our 2020 Annual Report on Form 10-K to correct management and performance fees for the full year 2020. This correction has no impact on our consolidated financial statements and is not considered material to previously issued financial statements.
On February 21, 2021, we entered into a Termination and Release Agreement with InRe Fund, Hillhouse Capital, AnglePoint, and certain of their affiliates to terminate certain relationships, primarily with respect to InRe Fund, and to work collaboratively to effectuate the smooth transition of these changes. Pursuant to the Termination and Release Agreement, AnglePoint will cease to serve as the InRe Fund's investment manager on or prior to April 1, 2021 in connection with the intended purchase of AnglePoint’s Hong Kong affiliate (“AnglePoint HK”) by us or our designee from affiliates of Hillhouse Capital. As part of those transactions, AnglePoint will assign its investment management agreement with InRe Fund to AnglePoint HK. In connection with AnglePoint ceasing to serve as investment manager, affiliates of Hillhouse Capital agreed to a deduction of $100.0 million from amounts due to them from the InRe Fund and to waive their right to receive any performance fees that could have been earned for 2021. The Agreement also includes mutual releases of certain liabilities and obligations between Enstar and its affiliates on the one hand and Hillhouse and its affiliates on the other hand.
In the first quarter of 2021, as a result of the Termination and Release Agreement, we will re-evaluate our conclusions with regard to consolidation of the InRe Fund in accordance with the accounting for variable interest entities.
Monument Re
Monument Insurance Group Limited ("Monument Re") was established in October 2016 and Enstar has invested a total of $59.6 million in the common and preferred shares of Monument Re as of December 31, 2020 (December 31, 2019: $26.6 million). We own 20% of the common shares of Monument Re, as well as different classes of preferred shares which have fixed dividend yields, and which collectively represented a total economic interest of 23.0% as of December 31, 2020 (December 31, 2019: 23.5%). In connection with our investment in Monument Re, we entered into a Shareholders Agreement with the other shareholders and have accounted for our equity interest in Monument Re as an equity method investment since we have significant influence over its operating and financial policies.
On May 31, 2019, we completed the transfer of our remaining life assurance policies written by our wholly-owned subsidiary Alpha Insurance SA to a subsidiary of Monument Re. In this transaction, we transferred policy benefits for life and annuity contracts with a carrying value of €88.8 million (or $99.1 million) and total assets with a fair value of €91.1 million (or $101.6 million) to a subsidiary of Monument Re.
Our investment in the common and preferred shares of Monument Re, which is included in equity method investments on our consolidated balance sheet, as of December 31, 2020 and 2019 was $193.7 million and $60.6 million, respectively.
During the twelve months ended December 31, 2020 and 2019 our share of net earnings on our investment in Monument Re was $88.3 million and $19.8 million, respectively. In addition, we received director fees from Monument Re of less than $0.1 million in connection with one of our representatives serving on Monument Re's board of directors during the twelve months ended December 31, 2020.
Clear Spring (formerly SeaBright)
Effective January 1, 2017, we sold SeaBright Insurance Company (“SeaBright Insurance”) to Clear Spring PC Acquisition Corp., a subsidiary of Delaware Life Insurance Company ("Delaware Life"). Following the sale, SeaBright Insurance was capitalized with $56.0 million of equity, with Enstar retaining a 20% indirect equity interest in SeaBright Insurance. Subsequently, SeaBright Insurance was renamed Clear Spring Property and Casualty Company ("Clear Spring"). Effective December 30, 2020, we sold our remaining interest in Clear Spring to Delaware Life for $12.2 million and recorded a gain on sale of $0.6 million in the fourth quarter of 2020. As a result, Clear Spring was not a related party as of December 31, 2020.
Prior to the sale, we accounted for our equity interest in Clear Spring as an equity method investment as we had significant influence over its operating and financial policies. Our investment in the common shares of Clear Spring which is included in equity method investments on our consolidated balance sheet, as of December 31, 2020 and 2019 was $0 and $10.6 million, respectively.
During the twelve months ended December 31, 2020 and 2019 our share of net earnings on our investment in Clear Spring was $1.0 million and $0.6 million, respectively.
Effective January 1, 2017, StarStone National Insurance Company (“StarStone National”) entered into a ceding quota share treaty with Clear Spring pursuant to which Clear Spring reinsures 33.3% of core workers' compensation business written by StarStone National. This agreement was terminated as of December 31, 2018.
Effective January 1, 2017, we also entered into an assuming quota share treaty with Clear Spring pursuant to which an Enstar subsidiary reinsures 25% of all workers' compensation business written by Clear Spring. This is recorded as other activities.
As noted above, Clear Spring was not a related party as of December 31, 2020. Our consolidated balance sheet as of December 31, 2019 included the following balances between us and Clear Spring:

2019
Balances under StarStone ceding quota share included, in assets or liabilities held-for-sale:
Reinsurance balances recoverable on paid and unpaid losses	$22,812
Prepaid insurance premiums	51
Ceded payable	3,616
Ceded acquisition costs	21

Balances under assuming quota share:
Losses and LAE	6,135
Unearned reinsurance premiums	13
Funds held	8,611
Our consolidated statement of earnings for the years ended December 31, 2020, 2019 and 2018 included the following amounts between us and Clear Spring:

	2020	2019	2018
Transactions under StarStone ceding quota share, included in net earnings (loss) from discontinued operations:
Ceded premium earned	$122	$(14,994)	$(29,520)
Net incurred losses and LAE	2,730	6,567	18,143
Acquisition costs	56	356	7,035

Transactions under assuming quota share:
Premium earned	(15)	3,749	7,380
Net incurred losses and LAE	1,014	(2,202)	(4,536)
Acquisition costs	11	(92)	(1,836)

Total net earnings (loss)	$3,918	$(6,616)	$(3,334)
AmTrustIn November 2018, pursuant to a Subscription Agreement with Evergreen Parent L.P. ("Evergreen"), K-Z Evergreen, LLC and Trident Pine Acquisition LP ("Trident Pine"), we purchased equity in Evergreen in the aggregate amount of $200.0 million. Evergreen is an entity formed by private equity funds managed by Stone Point and the Karfunkel-Zyskind family that acquired the 45% of the issued and outstanding shares of common stock of AmTrust that the Karfunkel-Zyskind Family and certain of its affiliates and related parties did not already own or control. The equity interest was in the form of equity securities issued at the same price and in the same proportion as the equity interest purchased by Trident Pine. In a second transaction in December 2019, Enstar acquired an additional $25.9 million of Evergreen securities from another investor.Following the closing of the second transaction, Enstar owns 8.5% of the equity interest in Evergreen and Trident Pine owns 21.8%. Evergreen owns all of the equity interest in AmTrust. In addition, upon the successful closing of the transaction we received a fee of $3.3 million, half of which was received upon closing, and the other half was received on the first anniversary of the closing. The fee was recorded in full in other income within our consolidated statements of earnings for the year ended December 31, 2018.
Our indirect investment in the shares of AmTrust, carried in equities on our consolidated balance sheet, as of December 31, 2020 and 2019 was $230.3 million and $240.1 million, respectively.
The following table presents the amounts included in net earnings related to our related party transactions with AmTrust:

	2020	2019	2018
Net investment income	$7,365	$7,667	$299
Net realized and unrealized gains	(11,183)	10,086	—
Total net earnings	$(3,818)	$17,753	$299
Citco
In June 2018, we made a $50.0 million indirect investment in the shares of Citco III Limited ("Citco"), a fund administrator with global operations. As of December 31, 2020, we owned 31.9% of the common shares in HH CTCO Holdings Limited, which in turn owns 15.4% of the convertible preferred shares, amounting to a 6.2% interest in the total equity of Citco. Pursuant to an investment agreement and in consideration for participation therein, a related party of Hillhouse Capital provided us with investment support. In a private transaction that preceded our co-investment opportunity, certain Citco shareholders, including Trident, agreed to sell all or a portion of their interests in Citco. As of December 31, 2020, Trident owned 3.4% interest in Citco. Mr. Carey currently serves as an observer to the board of directors of Citco in connection with Trident's investment therein.
Our indirect investment in the shares of Citco, which is included in equity method investments on our consolidated balance sheet, as of December 31, 2020 and 2019 was $53.0 million and $51.7 million, respectively.
During the twelve months ended December 31, 2020 and 2019 our share of net earnings on our indirect investment in Citco was $2.2 million and $2.7 million, respectively.
Enhanzed Re
Enhanzed Re is a joint venture between Enstar, Allianz SE ("Allianz") and Hillhouse Capital that was capitalized in December 2018. Enhanzed Re is a Bermuda-based Class 4 and Class E reinsurer and will reinsure life, Non-life Run-off, and property and casualty insurance business, initially sourced from Allianz and Enstar. Enstar, Allianz and Hillhouse Capital affiliates have made equity investment commitments in the aggregate of $470.0 million to Enhanzed Re. Enstar owns 47.4% of the entity, Allianz owns 24.9%, and an affiliate of Hillhouse Capital owns 27.7%. As of December 31, 2020, Enstar contributed $154.1 million of its total capital commitment to Enhanzed Re and had an uncalled amount of $68.7 million. We have accounted for our equity interest in Enhanzed Re as an equity method investment as we have significant influence over its operating and financial policies.
Enstar acts as the (re)insurance manager for Enhanzed Re, for which it receives fee income recorded within fees and commission income, AnglePoint acts as the primary investment manager, and an affiliate of Allianz provides investment management services. Enhanzed Re writes business from affiliates of its operating sponsors, Allianz SE and Enstar. It also underwrites other business to maximize diversification by risk and geography.
Our investment in the common shares of Enhanzed Re, which is included in equity method investments on our consolidated balance sheet, as of December 31, 2020 and 2019 was $330.3 million and $182.9 million, respectively.
During the twelve months ended December 31, 2020 and 2019 our share of net earnings on our investment in Enhanzed Re was $147.3 million and $28.9 million, respectively.
We have ceded 10% of the Zurich and AXA transactions, as discussed in Note 4 - "Significant New Business," to Enhanzed Re on the same terms and conditions as those received by Enstar.
During the year ended December 31, 2020, one of our UK-based Run-off subsidiaries ceded $137.0 million of net loss reserves to Enhanzed Re. The reinsurance is on a funds held basis with fixed crediting rates.
Our consolidated balance sheet as of December 31, 2020 and 2019 included the following balances between us and Enhanzed Re:

	2020	2019
Balances under ceding quota share:
Reinsurance balances recoverable	$208,379	$59,601
Funds held	193,981	50,089
Insurance balances payables	1,276	1,443

Other assets	730	1,033
Our consolidated statement of earnings for the years ended December 31, 2020 and 2019 included the following amounts between us and Enhanzed Re:

	2020	2019
Amounts under ceding quota share:
Ceded premium earned	$(391)	$—
Net incurred losses and LAE	(5,977)	—
Acquisition costs	169	73
Net investment income	(4,272)	—
Net realized and unrealized gains	(740)	—
Other income	2,617	—
Fees and commission income	572	749
Total Net earnings	$(8,022)	$822

Change in unrealized gains (losses) on AFS investments	$(2,729)	$—
Core Specialty
Following the sale and recapitalization of StarStone U.S. as described in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations," our investment in the common shares of Core Specialty, which is included in equity method investments on our consolidated balance sheet, was $235.0 million as of December 31, 2020.
In connection with the sale and recapitalization of StarStone U.S. we entered into an LPT and ADC reinsurance agreement with respect to StarStone U.S.’ legacy reserves. Concurrent with the closing of the LPT and ADC reinsurance agreement, we entered into an ASA with StarStone U.S., through which one of our wholly-owned subsidiaries was appointed as an independent contractor to provide certain administrative services covering the business we assumed from StarStone U.S. through the LPT and ADC reinsurance agreement.
In addition, concurrent with the sale of StarStone U.S. to Core Specialty, one of our wholly-owned subsidiaries entered into a TSA with Core Specialty through which our subsidiary and Core Specialty agreed to provide certain transitional services to each other relating to the StarStone U.S. businesses, for a specified period of time.
On completion of the sale and recapitalization of StarStone U.S. on November 30, 2020, we received $235.0 million of Core Specialty shares and $51.5 million of cash. Subsequently, the cash component of the consideration has been determined to be $47.0 million. The surplus of $4.5 million is repayable to Core Specialty and is recorded within other liabilities.
Furthermore, there are existing reinsurance agreements whereby (i) certain of our subsidiaries provide reinsurance protection to StarStone U.S. ("the assuming reinsurances") and (ii) StarStone U.S. provides reinsurance protection to certain of our subsidiaries ("the ceding reinsurances"). These arrangements remain in place.
Our consolidated balance sheet as of December 31, 2020 included the following balances between us and Core Specialty:

2020
Balances under assuming quota share, LPT and ADC reinsurances:
Funds held by reinsured companies	$58,086
Other assets	38,846
Losses and loss adjustment expenses	682,637
Insurance and reinsurance balances payable	24,806
Other liabilities	5,003

Balances under ceding reinsurances:
Reinsurance balances recoverable on paid and unpaid losses	1,736

Balances under service agreements:
Other assets	6,727
Other liabilities	328

Balances under sale and recapitalization agreement:
Other liabilities	4,512
Our consolidated statement of earnings for the year ended December 31, 2020 included the following amounts between us and Core Specialty:

2020
Transactions under assuming quota share, LPT and ADC reinsurances:
Net premiums earned	$76
Net incurred losses and loss adjustment expenses	(1,223)
Acquisition costs	458

Transactions under service agreements:
Fees and commission income	4,004

Total net earnings	$3,315